BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Controlling Company (Details) - Telecom Argentina - shares		12 Months Ended
	Apr. 15, 2019	Dec. 31, 2023	Dec. 31, 2022
Cablevision Holding
Related party balances and transactions
Ownership percentage by parent		28.16%	28.16%
VLG and Fintech Telecom, LLC
Related party balances and transactions
Ownership percentage by parent			21.84%
Percentage of shares contributed in voting trust			10.92%
Fintech and CVH
Related party balances and transactions
CVH equity interest in Telecom in excess	50.00%
Number of shares contributed in voting trust	235,177,350